UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2010

Check here if Amendment |X|; Amendment Number: 02
This Amendment (Check only one.): |_| is a restatement.
                                  |X| adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Nomura Asset Management U.K. Limited
Address: 1 Saint Martin's-Le-Grand
         Nomura House 6th Floor
         London, England EC1A 4NT

13F File Number: 028-11455

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: Nigel Biggs
Title: Executive Officer
Phone: 44 0207 521 1350
Signature, Place, and Date of Signing:

/s/ Nigel Biggs
Nigel Biggs, London, April 25, 2011

Nomura Asset Management Co., Ltd. ("NAM Tokyo") is the parent holding company of certain operating subsidiaries, some of which are or may be institutional investment managers for purposes of the reporting requirements under Section 13(f) of the Securities Exchange Act of 1934, as amended (the "Exchange Act") and the rules promulgated thereunder. Based upon its parent relationship, NAM Tokyo may be deemed to have investment discretion with respect to positions in
Section 13(f) securities held by its operating subsidiaries, including, among others, Nomura Asset Management U.K. Limited ("NAM UK"). The Section 13(f) securities positions of the following operating subsidiaries of NAM Tokyo, which each exceed the $100 million filing threshold, are not included in the Form 13F filed by NAM Tokyo, but are instead reported on separate Forms 13F filed by each of these entities: (i) Nomura Asset Management Singapore Limited ("NAM Singapore"); and (ii) Nomura Asset Management U.K. Limited ("NAM UK"). The investment manager filing this Form 13F, NAM UK, has realized that certain positions were not included in the originally filed Form 13F. This amendment is therefore being filed to reflect the addition of those positions.

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Report Type (Check only one.):

|X|   13F HOLDINGS REPORT.

|_|   13F NOTICE.

|_|   13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

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I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

                          FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers: 0

Form 13F Information Table Entry Total: 8

Form 13F Information Table Value Total: 1,876 (thousands)

List of Other Included Managers: None

                             TITLE OF                        VALUE    SH/PRN   SH/  PUT/   INVESTMENT           VOTING AUTHORITY
NAME OF ISSUER                CLASS         CUSIP           (X1000)   AMOUNT   PRN  CALL   DISCRETION  OTHER   SOLE   SHARED  NONE
------------------------------------------------------------------------------------------------------------------------------------
AT&T INC                      COM           00206R102           217     8,400  SH          Sole                8,400
BERKSHIRE HATHAWAY INC DEL    CL A          084670108           244         2  SH          Sole                    2
EXXON MOBIL CORP              COM           30231G102           476     7,100  SH          Sole                7,100
FORD MOTOR CO DEL             COM PAR $0.01 345370860           201    16,000  SH          Sole               16,000
PFIZER INC                    COM           717081103           214    12,485  SH          Sole               12,485
SPRINT NEXTEL CORP            COM SER 1     852061100            43    11,400  SH          Sole               11,400
VERIZON COMMUNICATIONS INC    COM           92343V104           214     6,900  SH          Sole                6,900
WAL MART STORES INC           COM           931142103           267     4,800  SH          Sole                4,800

                                            TOTAL             1,876